Average Annual Total Returns - AST BlackRock Global Strategies Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (prior to 2/22/21) (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (prior to 2/22/21) (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (prior to 2/22/21) (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (effective 2/22/21) (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (effective 2/22/21) (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (effective 2/22/21) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.74%	7.04%	5.27%	Apr. 29, 2011	18.40%	15.21%	13.87%	[1]	9.56%	8.49%	6.33%	[1]	10.85%	8.41%	6.72%	[1]

[1]	Since Inception returns for the Indices are measured from the month-end closest to the inception date.